Net Deferred Tax Assets and Liabilities Reflected in Accompanying Consolidated Balance Sheets (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	$ 1,095	¥ 91,063	¥ 83,483
Income taxes: Deferred	1,930	160,518	160,905
Net deferred tax liability	$ 835	¥ 69,455	¥ 77,422